Analysis of Company's Basic and Diluted EPS (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Net income available for distribution	$ 682	$ (11,453)
Dividends and undistributed earnings allocated to participating securities	(532)
Income attributable to common shareholders	$ 150
Average common shares outstanding for basic EPS	1,363,171	1,245,267
Effect of dilutive convertible preferred stock
Effect of dilutive stock options	199	360
Average common and common-equivalent shares for dilutive EPS	1,363,370	1,245,627
Basic	$ 0.11	$ (9.20)
Diluted	$ 0.11	$ (9.20)